Transaction Costs, net (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Transaction Costs Related to Businesses Acquired and Consummation of Business Combination
The Company incurred the following transaction costs related to businesses acquired and the consummation of the Business Combination during the periods presented:

	Years Ended December 31,
	2022	2021
Transaction costs related to acquired businesses	$1,181	$1,418
Non-capitalizable Business Combination costs	2,993	1,128
Change in contingent consideration liabilities	(2,121)	434
Contingent compensation expense	342	1,718

Total transaction costs	$2,395	$4,698